Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees - Separate Account Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Separate Account Investment [Line Items]
Total	$ 219,324	$ 193,904
Equity
Fair Value, Separate Account Investment [Line Items]
Total	154,368	132,213
Bond
Fair Value, Separate Account Investment [Line Items]
Total	20,207	20,203
Balanced
Fair Value, Separate Account Investment [Line Items]
Total	43,185	39,626
Money market
Fair Value, Separate Account Investment [Line Items]
Total	$ 1,564	$ 1,862